Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS
Cash	$ 674,776	$ 1,201,587	$ 374,490
Accounts receivable			3,306
Prepaid expense	551,517	16,556
TOTAL CURRENT ASSETS	1,226,293	1,218,143	377,796
Property and equipment - net	46,575	55,146	77,322
OTHER ASSETS
Investments	403,249	403,249	235,000
Software Cost, net of amortization of $389,059 and $0	766,676	863,941
Deposits and other assets		33,502	33,502
Total Other Assets	1,169,925	1,300,692	268,502
TOTAL ASSETS	2,442,793	2,573,981	723,620
CURRENT LIABILITIES
Accounts Payable	144,230	1,257,783	382,550
Accrued payroll and related	1,601,231	1,601,232
Advances	942,500	800,394
Deferred revenue			27,010
Convertible notes payable, net of debt discount of $248,009		796,991
Derivative Liabilities		9,493,307	1,301,138
Total current liabilities	2,687,961	13,949,707	1,710,698
LONG-TERM LIABILITY
Convertible notes payable, long term			108,100
Total Liabilities	2,687,961	13,949,707	1,818,798
STOCKHOLDERS' (DEFICIT) EQUITY
Common stock, $0.001par value, 200,000,000 shares authorized; 112,165,839 and 71,908,370 shares issued and outstanding	153,945	112,166	71,908
Common stock to be issued, 12,572,500 and 1,740,000 shares, respectively		12,573	1,740
Additional paid in capital	69,843,042	63,315,749	28,693,819
Subscriptions receivable		564,000
Accumulated deficit	(70,242,155)	(74,252,214)	(29,862,645)
Total stockholders' (deficit) equity	(245,168)	(11,375,726)	(1,095,178)
Total liabilities and stockholders' (deficit) equity	$ 2,442,793	$ 2,573,981	$ 723,620